Combined Statements of Net Income - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Combined Statements of Net Income
Rental revenue		$ 219,986	$ 216,131	[1]
Tenant recoveries		26,501	26,945	[1]
Lease termination and close-out fees		996	1,607	[1]
Revenue		247,483	244,683	[1]
Property operating costs		30,942	31,345	[1]
Net operating income		216,541	213,338	[1]
General and administrative expenses		29,404	26,066	[1]
Proxy contest expenses	[1]		5,866
Depreciation and amortization		300	335	[1]
Interest income		(2,638)	(540)	[1]
Interest expense and other financing costs		22,413	20,011	[1]
Foreign exchange losses (gains), net		(9,390)	572	[1]
Fair value gains on investment properties, net		(354,707)	(212,106)	[1]
Fair value losses on financial instruments		562	823	[1]
Acquisition transaction costs		7,968	718	[1]
Loss on sale of investment properties		6,871	427	[1]
Other income		(2,250)
Income before income taxes		518,008	371,166	[1]
Income tax expense		52,651	13,418	[1]
Net income		465,357	357,748	[1]
Net income attributable to:
Stapled unitholders		465,156	357,702	[1]
Non-controlling interests		201	46	[1]
Net income		$ 465,357	$ 357,748	[1]

[1]	The Trust has retrospectively applied IFRS 15, Revenue from Contracts with Customers (note 2(o)).